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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [   ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Harlan Schier
Title:            Chief Financial Officer
Phone:            212-527-7347

Signature, Place, and Date of Signing:

 /s/ Harlan Schier          New York, New York            November 14, 2008
------------------          ------------------          ---------------------
   [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                      23
                                                             ------------------

Form 13F Information Table Value Total:                                $159,770
                                                             ------------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Form 13F File Number                 Name
  -------              --------------------            ----------------

    None.

                               Para Advisors, LLC.
                           Form 13F Information Table
                        Quarter ended September 30, 2008


                                                                                   Investment Discretion            Voting Authority
                                              Fair Market                          ---------------------            ----------------
                       Title                     Value       Shares or   SH/  Put/      Shared  Shared    Other
Issuer               of Class   Cusip       (in thousands)   Principal   PRN  Call Sole Defined  Other   Managers** Sole Shared None
------               --------   -----       --------------   ---------   ---  ---- ---- ------- ------   --------   ---- ------ ----
-----------------------------------------------------------------------------------------------------------------------------------

AEROPOSTALE           COM     007865108       $   392         12,200     SH        Sole                            12,200
-----------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH
COS INC               COM     035229103       $21,404        329,900     SH        Sole                           329,900
-----------------------------------------------------------------------------------------------------------------------------------
BCE INC               COM NEW 05534B760       $10,413        300,000     SH        Sole                           300,000
-----------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION
ENERGY GROUP I        COM     210371100       $ 3,038        125,000     SH        Sole                           125,000
-----------------------------------------------------------------------------------------------------------------------------------
FOUNDRY NETWORKS INC  COM     35063R100       $12,747        700,000     SH        Sole                           700,000
-----------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC         COM     368710406       $14,189        160,000     SH        Sole                           160,000
-----------------------------------------------------------------------------------------------------------------------------------
GILAT SATELLITE
NETWORKS LTD         HS NEW   M51474118       $ 4,648        800,000     SH        Sole                           800,000
-----------------------------------------------------------------------------------------------------------------------------------
HARRIS CORP DEL       COM     413875105       $ 6,930        150,000     SH        Sole                           150,000
-----------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC       COM     45245W109       $ 3,120         50,000     SH        Sole                            50,000
INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
RECTIFIER CORP        COM     460254105       $ 4,755        250,000     SH        Sole                           250,000
-----------------------------------------------------------------------------------------------------------------------------------
LORILLARD INC         COM     544147101       $10,673        150,000     SH        Sole                           150,000
-----------------------------------------------------------------------------------------------------------------------------------
MFA MTG INVTS INC     COM     55272X102       $ 6,500      1,000,000     SH        Sole                         1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH &
CO INC                COM     590188108       $15,180        600,000     SH        Sole                           600,000
-----------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS CO        COM     775371107       $21,000        300,000     SH        Sole                           300,000
-----------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP          COM     80004C101       $ 4,888        250,000     SH        Sole                           250,000
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN UNION CO NEW COM     844030106       $ 8,260        400,000     SH        Sole                           400,000
-----------------------------------------------------------------------------------------------------------------------------------
UST INC               COM     902911106       $ 4,991         75,000     SH        Sole                            75,000
GRACE W R & CO
-----------------------------------------------------------------------------------------------------------------------------------
DEL NEW               COM     38388F108       $ 5,670        375,000     SH        Sole                           375,000
-----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP           COM     87612E106       $   214            450     SH   CALL Sole                               450
-----------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS CO        COM     775371107       $   120            240     SH   CALL Sole                               240
-----------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH
COS INC               COM     035229103       $    79          1,000     SH   PUT  Sole                             1,000
-----------------------------------------------------------------------------------------------------------------------------------
LORILLARD INC         COM     544147101       $   309          1,500     SH   PUT  Sole                             1,500
-----------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS CO        COM     775371107       $   250          1,000     SH   PUT  Sole                             1,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                               $159,770

